CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary stock subject to possible redemption, outstanding (in shares)	108,721,433	108,721,433
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	355,309,046	355,309,046
Ordinary shares issued	98,078,356	99,067,159
Ordinary shares outstanding	98,078,356	99,067,159
Class A ordinary share
Common stock, authorized (in shares)	8,000,000	8,000,000
Ordinary shares issued	8,000,000	8,000,000
Ordinary shares outstanding	8,000,000	8,000,000
Class B ordinary shares
Common stock, authorized (in shares)	192,457,901	192,457,901
Ordinary shares issued	56,089,586	56,089,586
Ordinary shares outstanding	56,089,586	56,089,586
Aurora Acquisition Corp
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001
Preference shares, share authorized	5,000,000	5,000,000
Preference shares, share issued	0	0
Preference shares, share outstanding	0	0
Aurora Acquisition Corp | Class A ordinary share
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	500,000,000	500,000,000
Aurora Acquisition Corp | Class A ordinary shares subject to possible redemption
Class A ordinary stock subject to possible redemption, outstanding (in shares)	24,300,287	24,300,287
Class A common stock subject to possible redemption, price per share	$ 10.15
Aurora Acquisition Corp | Class A ordinary shares not subject to possible redemption
Ordinary shares, par value, (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	500,000,000
Ordinary shares issued	3,500,000	3,500,000
Ordinary shares outstanding	3,500,000	3,500,000
Aurora Acquisition Corp | Class B ordinary shares
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	50,000,000	50,000,000
Ordinary shares issued	6,950,072	6,950,072
Ordinary shares outstanding	6,950,072	6,950,072
Aurora Acquisition Corp | Common stock subject to redemption
Class A common stock subject to possible redemption, price per share	$ 10.15	$ 10.00